Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Reconciliation of Basic and Diluted Earnings (Loss) Per Share
The following table sets forth the computation of basic EPS and diluted EPS for the years ended December 31, 2020, 2019 and 2018.

	2020	2019	2018
	(in millions, except per share data)
Basic:
Net income (loss) attributable to CNH Industrial	$(493)	$1,422	$1,068
Weighted average common shares outstanding—basic	1,351	1,352	1,357
Basic earnings (loss) per share	$(0.36)	$1.05	$0.79
Diluted:
Net income (loss) attributable to CNH Industrial	$(493)	$1,422	$1,068
Weighted average common shares outstanding—basic	1,351	1,352	1,357
Effect of dilutive securities (when dilutive):
Stock compensation plans	—	2	4
Weighted average common shares outstanding—diluted (A)	1,351	1,354	1,361
Diluted earnings (loss) per share	$(0.36)	$1.05	$0.78
(A)    For the twelve months ended December 31, 2020, 1.2 million shares were excluded from the computation of diluted earnings per share due to an anti-dilutive impact.